Financial Instruments - Derivatives Not Designated as Hedging Instruments - Net effect on the Statement of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative
Total	$ (950)	$ 5,690	$ 3,448
Interest and finance costs, net
Derivative
Interest rate swaps	(39)	0	(47)
Bunker swaps	(1,142)	5,903	2,586
Bunker call options	$ 231	$ (213)	$ 909